RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Due from related parties	$ 2,942		$ 2,987
Due to related parties	3,540,857		4,888,289
Related party
RELATED PARTY TRANSACTIONS
Due from related parties	2,942		2,987
Due to related parties	3,540,857		4,888,289
Total of related parties transactions	(1,480,566)	$ 719,684
Related party | Quan Qiu
RELATED PARTY TRANSACTIONS
Due to related parties	149,860		149,860
Related party | Betters Medical Investment Holdings Limited
RELATED PARTY TRANSACTIONS
Due from related parties	2,942		2,987
Due to related parties	3,390,997		$ 4,738,429
Related party | Betters Medical Investment Holdings Limited | Proceeds of Interest-free advances for operation from a related party
RELATED PARTY TRANSACTIONS
Total of related parties transactions	179,201	678,431
Related party | Betters Medical Investment Holdings Limited | Repayment of Interest-free advances for operation to a related party
RELATED PARTY TRANSACTIONS
Total of related parties transactions	$ (1,659,767)	(117,905)
Related party | Betters Medical Investment Holdings Limited | Interest-free advances for listing expenses
RELATED PARTY TRANSACTIONS
Total of related parties transactions		$ 159,158